RIGHT-OF-USE ASSET AND LEASE LIABILITY (Details)	12 Months Ended
Dec. 31, 2019 CAD ($)
Right of Use Assets
Beginning balance	$ 0
Present value of future lease payments	648
Ending balance	648
Lease Liability | Current Portion
Lease Liability
Beginning balance	0
Present value of future lease payments	94
Ending balance	94
Lease Liability | Non-current portion
Lease Liability
Beginning balance	0
Present value of future lease payments	554
Ending balance	$ 554